BUSINESS SEGMENT INFORMATION - Trading and operating profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BUSINESS SEGMENT INFORMATION
Operating profit	$ 863	$ 934	$ 801
Acquisition and disposal related items	(7)	(10)	9
Restructuring and rationalisation expenses	120		62
Amortisation and impairment of acquisition intangibles	113	140	178
Legal and other	34	(16)	(30)
Trading profit of the business segment	1,123	1,048	1,020
Net credit			1
Legal expenses	72		23
Increase in legal provision relating to metal-on-metal hip claims		10
Curtailment gain			44
Legal settlement	$ 84	$ 54
Credit for insurance recoveries			$ 24